Trade Accounts Receivable and Other Current Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade Accounts Receivable and Other Current Assets
Provisions for expected credit loss	$ 0	$ 0